COMMON STOCK - Fair Value Assumptions PSUs (Details) - Market (PSUs) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount Period	3 years	3 years	2 years 11 months 23 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.53%	2.84%	0.93%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	80.50%	80.00%	75.00%
Grant date fair value (in dollars per share)	$ 18.20	$ 23.40	$ 108.00